Expense Example {- Fidelity SAI Emerging Markets Value Index Fund} - 10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-03 - Fidelity SAI Emerging Markets Value Index Fund - Fidelity SAI Emerging Markets Value Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280